Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(3)(4) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)(4) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return (2025 Peer Group)(5) ($)	Net Income ($ in thousands)	Company Selected Measure: Company EBITDA(6) ($ in thousands)
2025	7,236,278	(2,908,179)	2,056,499	186,236	204.18	194.02	132,836	342,179
2024	7,509,149	8,900,285	1,962,791	2,200,384	447.36	225.97	376,354	632,838
2023(5)	7,676,740	22,125,998	2,351,205	5,726,467	466.08	200.45	483,656	756,697
2022	6,277,015	7,115,922	2,133,251	2,349,538	225.54	132.74	857,117	1,257,564
2021	5,398,488	10,758,126	1,393,955	2,774,885	222.15	158.74	710,330	1,052,470

(1)
Mr. Jorgensen was the CEO (PEO) for all five fiscal years.

(2)
The Non-PEO NEOs for whom the average compensation is presented in this table are for fiscal 2025, Messrs. Strom, Hibbs, and Little, and Ms. Barney; for fiscal 2024, Messrs. Hibbs, Little, and Strom, and Ms. Twedt; for fiscal 2023 and 2022, Messrs. Hibbs, Brown, and Strom, and Ms. Twedt and for fiscal 2021, Messrs. Hibbs, Rancourt, Brown, and Strom and Ms.  Twedt.

(3)
The amounts shown in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the PEO and the Non-PEO NEOs. These amounts reflect the “Total” column of the “Summary Compensation Table” for the applicable fiscal year with certain adjustments as described in footnote 4.

(4)
“Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns reflect the deductions and adjustments of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Deduction to Stock Awards” column below are the amounts from the “Stock Awards” column set forth in the “Summary Compensation Table”. Amounts in the “Deduction to Change in Pension Value” column below reflect the change in pension value included in the “Change in Pension Value/Nonqualified Deferred Compensation Earnings” column reported in the “Summary Compensation Table”. Amounts in the “Adjustment to Pension Service Cost” column below are based on the service cost for services rendered during the listed year.

(5)
The peer group used for this total shareholder return (TSR) calculation is comprised of the S&P 600 Building Products Index. This is the same peer group as reported in the Company’s Form 10-K for 2025. The peer group TSR is weighted according to the index’s stock market capitalization on December 31, 2019. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the index, respectively, and assumes dividends were reinvested in the Company’s stock. Historical stock performance is not necessarily indicative of future stock performance. Beginning in 2023, the Company transitioned to the S&P 600 Building Products Index as the peer group for the TSR calculation. This change in peer group was to better reflect the industry in which we compete, as the S&P 600 Building Products Index represents small capitalization building products industry performance.

(6)
EBITDA is calculated as set forth on page 38 of the proxy statement.

Compensation Actually Paid

Compensation Actually Paid reflects the exclusions and inclusions for the PEO and the Non-PEO NEOs set forth below.
Year	Summary Compensation Table Total for PEO ($)	Deduction to Change in Pension Value ($)	Deduction to Stock Awards ($)	Adjustment to Pension Service Cost ($)	Adjustment to Equity Values ($)	Compensation Actually Paid to PEO ($)
2025	7,236,278	—	(5,249,964)	—	(4,894,493)	(2,908,179)
2024	7,509,149	—	(5,000,124)	—	6,391,260	8,900,285
2023	7,676,740	—	(3,700,003)	—	18,149,261	22,125,998
2022	6,277,015	—	(2,799,958)	—	3,638,865	7,115,922
2021	5,398,488	—	(2,214,964)	—	7,574,602	10,758,126
Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Deduction to Change in Pension Value ($)	Deduction to Stock Awards ($)	Adjustment to Pension Service Cost ($)	Adjustment to Equity Values ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,056,499	—	(1,162,547)	—	(707,716)	186,236
2024	1,962,791	—	(922,573)	—	1,160,166	2,200,384
2023	2,351,205	—	(817,435)	—	4,192,696	5,726,467
2022	2,133,251	—	(787,523)	—	1,003,810	2,349,538
2021	1,393,955	—	(411,332)	—	1,792,262	2,774,885
Adjustment to Equity Values

The amounts in the Adjustment to Equity Values in the Compensation Actually Paid calculations are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Total — Adjustment to Equity Values for PEO
2025	2,500,710	(6,684,015)	(711,188)	(4,894,493)
2024	6,323,982	(485,120)	552,398	6,391,260
2023	11,039,971	7,041,428	67,862	18,149,261
2022	3,206,661	188,259	243,945	3,638,865
2021	4,847,159	2,643,843	83,600	7,574,602
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Total — Adjustment to Equity Values for Non-PEO NEOs
2025	553,755	(1,140,282)	(121,189)	(707,716)
2024	1,166,838	(92,991)	86,319	1,160,166
2023	2,439,041	1,749,857	3,797	4,192,696
2022	901,914	31,869	70,027	1,003,810
2021	1,117,712	641,381	33,169	1,792,262

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(1)
Mr. Jorgensen was the CEO (PEO) for all five fiscal years.

(2)
The Non-PEO NEOs for whom the average compensation is presented in this table are for fiscal 2025, Messrs. Strom, Hibbs, and Little, and Ms. Barney; for fiscal 2024, Messrs. Hibbs, Little, and Strom, and Ms. Twedt; for fiscal 2023 and 2022, Messrs. Hibbs, Brown, and Strom, and Ms. Twedt and for fiscal 2021, Messrs. Hibbs, Rancourt, Brown, and Strom and Ms.  Twedt.

Peer Group Issuers, Footnote
(5)
The peer group used for this total shareholder return (TSR) calculation is comprised of the S&P 600 Building Products Index. This is the same peer group as reported in the Company’s Form 10-K for 2025. The peer group TSR is weighted according to the index’s stock market capitalization on December 31, 2019. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the index, respectively, and assumes dividends were reinvested in the Company’s stock. Historical stock performance is not necessarily indicative of future stock performance. Beginning in 2023, the Company transitioned to the S&P 600 Building Products Index as the peer group for the TSR calculation. This change in peer group was to better reflect the industry in which we compete, as the S&P 600 Building Products Index represents small capitalization building products industry performance.

PEO Total Compensation Amount	$ 7,236,278	$ 7,509,149	$ 7,676,740	$ 6,277,015	$ 5,398,488
PEO Actually Paid Compensation Amount	$ (2,908,179)	8,900,285	22,125,998	7,115,922	10,758,126
Adjustment To PEO Compensation, Footnote
(3)
The amounts shown in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the PEO and the Non-PEO NEOs. These amounts reflect the “Total” column of the “Summary Compensation Table” for the applicable fiscal year with certain adjustments as described in footnote 4.

(4)
“Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns reflect the deductions and adjustments of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Deduction to Stock Awards” column below are the amounts from the “Stock Awards” column set forth in the “Summary Compensation Table”. Amounts in the “Deduction to Change in Pension Value” column below reflect the change in pension value included in the “Change in Pension Value/Nonqualified Deferred Compensation Earnings” column reported in the “Summary Compensation Table”. Amounts in the “Adjustment to Pension Service Cost” column below are based on the service cost for services rendered during the listed year.
Compensation Actually Paid

Compensation Actually Paid reflects the exclusions and inclusions for the PEO and the Non-PEO NEOs set forth below.
Year	Summary Compensation Table Total for PEO ($)	Deduction to Change in Pension Value ($)	Deduction to Stock Awards ($)	Adjustment to Pension Service Cost ($)	Adjustment to Equity Values ($)	Compensation Actually Paid to PEO ($)
2025	7,236,278	—	(5,249,964)	—	(4,894,493)	(2,908,179)
2024	7,509,149	—	(5,000,124)	—	6,391,260	8,900,285
2023	7,676,740	—	(3,700,003)	—	18,149,261	22,125,998
2022	6,277,015	—	(2,799,958)	—	3,638,865	7,115,922
2021	5,398,488	—	(2,214,964)	—	7,574,602	10,758,126
Adjustment to Equity Values

The amounts in the Adjustment to Equity Values in the Compensation Actually Paid calculations are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Total — Adjustment to Equity Values for PEO
2025	2,500,710	(6,684,015)	(711,188)	(4,894,493)
2024	6,323,982	(485,120)	552,398	6,391,260
2023	11,039,971	7,041,428	67,862	18,149,261
2022	3,206,661	188,259	243,945	3,638,865
2021	4,847,159	2,643,843	83,600	7,574,602

Non-PEO NEO Average Total Compensation Amount	$ 2,056,499	1,962,791	2,351,205	2,133,251	1,393,955
Non-PEO NEO Average Compensation Actually Paid Amount	$ 186,236	2,200,384	5,726,467	2,349,538	2,774,885
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The amounts shown in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the PEO and the Non-PEO NEOs. These amounts reflect the “Total” column of the “Summary Compensation Table” for the applicable fiscal year with certain adjustments as described in footnote 4.

(4)
“Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns reflect the deductions and adjustments of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Deduction to Stock Awards” column below are the amounts from the “Stock Awards” column set forth in the “Summary Compensation Table”. Amounts in the “Deduction to Change in Pension Value” column below reflect the change in pension value included in the “Change in Pension Value/Nonqualified Deferred Compensation Earnings” column reported in the “Summary Compensation Table”. Amounts in the “Adjustment to Pension Service Cost” column below are based on the service cost for services rendered during the listed year.
Compensation Actually Paid

Compensation Actually Paid reflects the exclusions and inclusions for the PEO and the Non-PEO NEOs set forth below.
Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Deduction to Change in Pension Value ($)	Deduction to Stock Awards ($)	Adjustment to Pension Service Cost ($)	Adjustment to Equity Values ($)	Compensation Actually Paid to Non-PEO NEOs ($)
2025	2,056,499	—	(1,162,547)	—	(707,716)	186,236
2024	1,962,791	—	(922,573)	—	1,160,166	2,200,384
2023	2,351,205	—	(817,435)	—	4,192,696	5,726,467
2022	2,133,251	—	(787,523)	—	1,003,810	2,349,538
2021	1,393,955	—	(411,332)	—	1,792,262	2,774,885
Adjustment to Equity Values

The amounts in the Adjustment to Equity Values in the Compensation Actually Paid calculations are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Total — Adjustment to Equity Values for Non-PEO NEOs
2025	553,755	(1,140,282)	(121,189)	(707,716)
2024	1,166,838	(92,991)	86,319	1,160,166
2023	2,439,041	1,749,857	3,797	4,192,696
2022	901,914	31,869	70,027	1,003,810
2021	1,117,712	641,381	33,169	1,792,262

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The Company selected financial performance measure, Company EBITDA, is considered most important in linking Company performance for the most recently completed fiscal year to the compensation actually paid to the Company’s NEOs.
Company Selected Financial Performance Measures
● Company EBITDA	● Wood Products EBITDA
● BMD EBITDA	● Company ROIC
● BMD PRONWC	● Company Stock Price

Total Shareholder Return Amount	$ 204.18	447.36	466.08	225.54	222.15
Peer Group Total Shareholder Return Amount	194.02	225.97	200.45	132.74	158.74
Net Income (Loss)	$ 132,836,000	$ 376,354,000	$ 483,656,000	$ 857,117,000	$ 710,330,000
Company Selected Measure Amount	342,179	632,838	756,697	1,257,564	1,052,470
PEO Name	Mr. Jorgensen
Company Selected Measure Vs Net Income [Text Block]
Measure:: 1
Pay vs Performance Disclosure
Name	Company EBITDA
Non-GAAP Measure Description	(6) EBITDA is calculated as set forth on page 38 of the proxy statement.
Measure:: 2
Pay vs Performance Disclosure
Name	BMD EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	BMD PRONWC
Measure:: 4
Pay vs Performance Disclosure
Name	Wood Products EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name	Company ROIC
Measure:: 6
Pay vs Performance Disclosure
Name	Company Stock Price
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,249,964)	(5,000,124)	(3,700,003)	(2,799,958)	(2,214,964)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,894,493)	6,391,260	18,149,261	3,638,865	7,574,602
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,500,710	6,323,982	11,039,971	3,206,661	4,847,159
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,684,015)	(485,120)	7,041,428	188,259	2,643,843
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(711,188)	552,398	67,862	243,945	83,600
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,162,547)	(922,573)	(817,435)	(787,523)	(411,332)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(707,716)	1,160,166	4,192,696	1,003,810	1,792,262
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	553,755	1,166,838	2,439,041	901,914	1,117,712
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,140,282)	(92,991)	1,749,857	31,869	641,381
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (121,189)	$ 86,319	$ 3,797	$ 70,027	$ 33,169